Consolidated Statement of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated other comprehensive income (loss)	Deficit	Total
Beginning Balance at Sep. 30, 2016	$ 20,600	$ 534,269	$ 18,478	$ (2,280,203)	$ (1,706,856)
Beginning Balance, Shares at Sep. 30, 2016	20,600,000
Beneficial conversion feature on convertible notes issued
Issuance of WFS common stock to convert notes payable and accrued interest
Issuance of common stock pursuant to conversion of convertible notes
Foreign currency translation gain (loss)			(81,647)		(81,647)
Net loss for the year				(608,155)	(608,155)
Ending Balance at Sep. 30, 2017	$ 20,600	534,269	(63,169)	(2,888,358)	(2,396,658)
Ending Balance, Shares at Sep. 30, 2017	20,600,000
Issuance of common stock pursuant to conversion of convertible notes
Issuance of common stock for financing services
Foreign currency translation gain (loss)			860		860
Net loss for the year				(55,989)	(55,989)
Ending Balance at Dec. 31, 2017	$ 554,869		(62,309)	(2,944,347)	(2,451,787)
Ending Balance, Shares at Dec. 31, 2017	20,600,000
Beginning Balance at Sep. 30, 2017	$ 20,600	534,269	(63,169)	(2,888,358)	(2,396,658)
Beginning Balance, Shares at Sep. 30, 2017	20,600,000
Beneficial conversion feature on convertible notes issued		32,485			32,485
Cancellation of common stock	$ (600)	600
Cancellation of common stock, Shares	(600,000)
Issuance of WFS common stock to convert notes payable and accrued interest	$ 17,704	1,975,645			1,993,349
Issuance of WFS common stock to convert notes payable and accrued interest, Shares	17,704,500
Recapitalization transaction: Shares of Pharmagreen Biotech Inc.	$ 2,171	(50,293)			(48,122)
Recapitalization transaction: Shares of Pharmagreen Biotech Inc., Shares	2,170,600
Issuance of common stock pursuant to conversion of convertible notes	$ 31,745	(28,570)			$ 3,175
Issuance of common stock pursuant to conversion of convertible notes, Shares	31,745,000				31,745,000
Foreign currency translation gain (loss)			101,891		$ 101,891
Net loss for the year				(1,073,581)	(1,073,581)
Ending Balance at Sep. 30, 2018	$ 71,620	2,464,136	38,722	(3,961,939)	(1,387,461)
Ending Balance, Shares at Sep. 30, 2018	71,620,100
Issuance of common stock pursuant to conversion of convertible notes	$ 2,000	(1,800)			$ 200
Issuance of common stock pursuant to conversion of convertible notes, Shares	2,000,000				2,000,000
Issuance of common stock for financing services	$ 52	187,193			$ 187,245
Issuance of common stock for financing services, Shares	51,725
Foreign currency translation gain (loss)			98,770		98,770
Net loss for the year				(392,943)	(392,943)
Ending Balance at Dec. 31, 2018	$ 73,672	$ 2,649,529	$ 137,492	$ (4,354,882)	$ (1,494,189)
Ending Balance, Shares at Dec. 31, 2018	73,671,825